Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net profit (loss) as reported in the statements of operations	$ (35)	$ (190)	$ (252)
Statutory tax rate	23.00%	24.00%	25.00%
Income Tax under statutory tax rate	$ (8)	$ (46)	$ (63)
Less full valuation allowance	8	46	63
Actual income tax